Summary of Significant Accounting Policies - Estimated useful lives of assets (Details) - Other equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years	3 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	6 years	6 years